Premier Shares [Member] N-1A Cover	Sep. 08, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NORTHERN INSTITUTIONAL FUNDS
Entity Central Index Key	0000710124
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 08, 2026
Prospectus Date	Sep. 08, 2026